Convertible Senior Notes, Net (Details) - Schedule of liability and equity components of the convertible notes - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Schedule of liability and equity components of the convertible notes [Abstract]
Principal amount		$ 75,000
Unamortized discount		(1,548)
Unamortized issuance costs		(2,809)
Net carrying amount (including accrued interest)		70,643
Equity component, net of issuance costs of $127 and deferred taxes of $447		$ 1,683